GOING CONCERN (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Jul. 31, 2021	Jul. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ 8,344,565		$ 7,862,437	$ 7,895,290
Working capital	1,541,522		1,154,009
Operating losses	$ 482,128	$ 21,902	$ 44,717	$ 2,400